Other Current Liabilities	6 Months Ended
Jun. 30, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES	NOTE 8 - OTHER CURRENT LIABILITIES:
	June 30, 2024	December 31, 2023
	U.S. dollars in thousands

Accrued vacation	3,269	2,820
Accrued expenses and other	2,432	2,102
Taxes payable	19	36
	5,720	4,958